MUSIC INVENTORY (Tables)	12 Months Ended
May 31, 2025
Inventory Disclosure [Abstract]
Schedule of music inventory

	May 31, 2025	May 31, 2024
Digital music acquired for use in operations – at cost	$22,268	$22,268
Accumulated depreciation	(21,815)	(21,533)
Music inventory – net	$453	$735